REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	€ 124,711	€ 105,330
Online Sports Betting [Member]
IfrsStatementLineItems [Line Items]
Total	48,444	41,908
Online Casino Wagering [Member]
IfrsStatementLineItems [Line Items]
Total	76,199	63,422
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 68